Earnings per Share (Tables)	12 Months Ended
Oct. 31, 2024
Earnings per Share [Abstract]
Summary of Earnings Per Share
The following table presents the Bank’s basic and

diluted earnings per share for the years

ended October 31, 2024 and October 31, 2023.
Basic and Diluted Earnings Per Share 1
(millions of Canadian dollars, except

as noted)
For the years ended October 31

2024 2023
Basic earnings per share
Net income attributable to common shareholders $ 8,316 $ 10,071
Weighted-average number of common shares outstanding

(millions)
1,758.8 1,822.5
Basic earnings per share (Canadian dollars) $ 4.73 $ 5.53
Diluted earnings per share
Net income attributable to common shareholders $ 8,316 $ 10,071
Net income available to common shareholders

including impact of dilutive securities

8,316

10,071
Weighted-average number of common shares outstanding

(millions)
1,758.8 1,822.5
Effect of dilutive securities
Stock options potentially exercisable (millions) 2 1.2 1.9
Weighted-average number of common shares outstanding

– diluted (millions)
1,760.0 1,824.4
Diluted earnings per share (Canadian dollars) 2 $ 4.72 $ 5.52
1
Certain amounts for the year ended October 31, 2023 have been restated for the adoption of IFRS 17. Refer to

Note 4 for details.
2
For the year ended October 31, 2024, the computation of diluted earnings per share excluded average options outstanding of
6.9

million with an exercise price of $
89.49

as the option
price was greater than the average market price of the Bank’s common shares. For the year ended October 31, 2023, the computation of diluted earnings per share excluded average options outstanding of 4.6

million with an exercise price of $
93.09
, as the option price was greater than the average market price of the Bank’s common shares.